Fair value measurements - Additional Information (Detail) - Haymaker III [Member] - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 11.5
Gain recognized on change in fair value of warrants liabilities	$ 619,543	$ 2,351,375	$ 0	$ 18,826,459
Proceeds received in excess of initial fair value of convertible promissory note related party	$ 136,827
Public Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.55			$ 0.72